Segment reporting (Tables)	12 Months Ended
Jun. 30, 2021
Segment reporting
Summary of segment information

Reportable segments	Operations
MINISO brand (excluding Africa and Germany)	Design, buying and sale of lifestyle products
MINISO brand in Africa and Germany*	Design, buying and sale of lifestyle products
NOME brand*	Design, buying and sale of clothing products and other household items
Minihome brand*	Design, buying and sale of furniture and other household items
TOP TOY brand	Design, buying and sale of art toys

Note:

*	Businesses of NOME and Minihome brands and MINISO brand in Africa and Germany are classified as discontinued operations for the years ended June 30, 2019 and 2020, and had been disposed of by the Group as of June 30, 2020. See Note 5 “Discontinued operations” for details.

Summary of segment results, assets and liabilities

	For the year ended June 30, 2019
						Other
	Reportable segments					segment	Total
	MINISO
	brand	MINISO brand
	(excluding	in Africa and		Minihome
	Africa and	Germany	NOME brand	brand	Total reportable
	Germany)	(discontinued)*	(discontinued)*	(discontinued)*	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	9,143,883	159,764	307,173	31,140	9,641,960	251,028	9,892,988
Inter-segment revenue	35,200	3,202	47,849	—	86,251	5,199	91,450

Segment revenue	9,179,083	162,966	355,022	31,140	9,728,211	256,227	9,984,438
Segment profit / (loss) before taxation	962,382	(69,620)	(148,449)	(79,007)	665,306	36,402	701,708
Finance income	7,210	743	156	18	8,127	101	8,228
Finance costs	(25,198)	(5,572)	(123)	—	(30,893)	(11)	(30,904)
Depreciation and amortization	(191,627)	(4,350)	(1,836)	(3,947)	(201,760)	(151)	(201,911)
Other material non-cash items:
- credit loss on trade and other receivables	(90,124)	(2)	(35,469)	—	(125,595)	—	(125,595)
- impairment loss on non-current assets	(27,542)	(33,269)	(11,835)	(10,301)	(82,947)	—	(82,947)

4
	As at and for the year ended June 30, 2020
						Other
	Reportable segments					segment	Total
	MINISO
	brand	MINISO brand
	(excluding	in Africa and		Minihome
	Africa and	Germany	NOME brand	brand	Total reportable
	Germany)	(discontinued)*	(discontinued)*	(discontinued)*	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	8,721,620	80,746	187,046	15,154	9,004,566	257,366	9,261,932
Inter-segment revenue	40,887	—	6,380	—	47,267	50	47,317

Segment revenue	8,762,507	80,746	193,426	15,154	9,051,833	257,416	9,309,249
Segment profit / (loss) before taxation	716,759	(29,884)	(98,308)	(12,648)	575,919	44,092	620,011
Finance income	24,842	92	250	5	25,189	766	25,955
Finance costs	(31,273)	(1,616)	(108)	—	(32,997)	(65)	(33,062)
Depreciation and amortization	(268,359)	—	(828)	(1,830)	(271,017)	(310)	(271,327)
Other material non-cash items:
- credit loss on trade and other receivables	(25,357)	—	(43,470)	—	(68,827)	(9)	(68,836)
- impairment loss on non-current assets	(36,844)	—	(1,059)	(3,156)	(41,059)	—	(41,059)
Segment assets	5,727,281	—	—	—	5,727,281	108,970	5,836,251
Segment liabilities	3,732,134	—	—	—	3,732,134	45,836	3,777,970

	As at and for the year ended June 30, 2021
				Other
	Reportable segments			segment	Total
			Total
		TOP TOY	reportable
	MINISO brand	brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	8,735,947	98,241	8,834,188	237,471	9,071,659
Inter-segment revenue	1,978	5,832	7,810	115,701	123,511

Segment revenue	8,737,925	104,073	8,841,998	353,172	9,195,170
Segment profit / (loss) before taxation	378,926	(24,376)	354,550	58,556	413,106
Finance income	38,858	9	38,867	1,566	40,433
Finance costs	(26,324)	(2,021)	(28,345)	(17)	(28,362)
Depreciation and amortization	(252,721)	(11,229)	(263,950)	(1,069)	(265,019)
Other material non-cash items:
- credit loss on trade and other receivables	(20,208)	(607)	(20,815)	(17)	(20,832)
- impairment loss on non-current assets	(1,850)	(1,091)	(2,941)	—	(2,941)
Segment assets	9,873,002	315,038	10,188,040	164,928	10,352,968
Segment liabilities	3,662,661	333,096	3,995,757	57,119	4,052,876

Note:

*	See Note 5 “Discontinued operations” for details.

Summary of reconciliations of information on reportable segments

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
i. Revenue
Total revenue for reportable segments	9,728,211	9,051,833	8,841,998
Revenue for other segment	256,227	257,416	353,172
Elimination of inter-segment revenue	(91,450)	(47,317)	(123,511)
Elimination of discontinued operations	(498,077)	(282,946)	—
Consolidated revenue	9,394,911	8,978,986	9,071,659

ii. Profit before taxation
Total profit before taxation for reportable segments	665,306	575,919	354,550
Profit before taxation for other segment	36,402	44,092	58,556
Elimination of discontinued operations	297,076	140,840	—
Unallocated amounts:
—Fair value changes of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights	(709,780)	(680,033)	(1,625,287)
—Share of loss of an equity-accounted investee, net of tax	—	—	(4,011)
Consolidated profit / (loss) before taxation from continuing operations	289,004	80,818	(1,216,192)

	As at June 30,
	2020	2021
	RMB’000	RMB’000
iii. Assets
Total assets for reportable segments	5,727,281	10,188,040
Assets for other segment	108,970	164,928
Other unallocated amounts
—Interest in an equity-accounted investee	—	352,062
Consolidated total assets	5,836,251	10,705,030

iv. Liabilities
Total liabilities for reportable segments	3,732,134	3,995,757
Liabilities for other segment	45,836	57,119
Other unallocated amounts
—Redeemable shares with other preferential rights	2,381,327	—
Consolidated total liabilities	6,159,297	4,052,876

v. Other material items

	For the year ended June 30, 2019
	Reportable		Elimination of
	segment	Other	discontinued	Consolidated
	totals	segment	operations	totals
Finance income	8,127	101	(917)	7,311
Finance costs	(30,893)	(11)	5,695	(25,209)
Depreciation and amortization	(201,760)	(151)	10,133	(191,778)
Credit loss on trade and other receivables	(125,595)	—	35,471	(90,124)
Impairment loss on non-current assets	(82,947)	—	55,405	(27,542)

	For the year ended June 30, 2020
	Reportable		Elimination of
	segment	Other	discontinued	Consolidated
	totals	segment	operations	totals
Finance income	25,189	766	(347)	25,608
Finance costs	(32,997)	(65)	1,724	(31,338)
Depreciation and amortization	(271,017)	(310)	2,658	(268,669)
Credit loss on trade and other receivables	(68,827)	(9)	43,470	(25,366)
Impairment loss on non-current assets	(41,059)	—	4,215	(36,844)

	For the year ended June 30, 2021
	Reportable		Elimination of
	segment	Other	discontinued	Consolidated
	totals	segment	operations	totals
Finance income	38,867	1,566	—	40,433
Finance costs	(28,345)	(17)	—	(28,362)
Depreciation and amortization	(263,950)	(1,069)	—	(265,019)
Credit loss on trade and other receivables	(20,815)	(17)	—	(20,832)
Impairment loss on non-current assets	(2,941)	—	—	(2,941)

Summary of geographic information analyses

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
i. Revenue
the PRC (place of domicile) (of which RMB338,313,000 and RMB 202,201,000 related to discontinued operations in the years ended June 30, 2019 and 2020, respectively)	6,702,311	6,246,301	7,291,219
Other Asian countries excluding the PRC	1,738,348	1,428,035	961,622
America	1,049,334	1,221,058	584,630
Europe (of which RMB13,222,000 and RMB 11,311,000 related to discontinued operations in the years ended June 30, 2019 and 2020, respectively)	137,822	183,480	117,214
Others (of which RMB146,542,000 and RMB 69,434,000 related to discontinued operations in the years ended June 30, 2019 and 2020, respectively)	265,173	183,058	116,974
Discontinued operations	(498,077)	(282,946)	—
	9,394,911	8,978,986	9,071,659

	As at June 30,
	2020	2021
	RMB’000	RMB’000
ii. Non-current assets
the PRC (place of domicile)	312,873	902,793
Other Asian countries excluding the PRC	62,272	82,414
America	265,131	191,304
Europe	19,744	22,399
	660,020	1,198,910